Warrant liability (Tables)	12 Months Ended
Dec. 31, 2024
Warrant Liability
Schedule of warrant assumptions

Risk-free interest rate	0.53%
Expected life of warrants	3.00 years
Expected annualized volatility	72.42%
Dividend	Nil
Forfeiture rate	0%

Schedule of derivative financial liability

	December 31, 2024	December 31, 2023
Risk-free interest rate	-	3.91%
Expected life of warrants	-	0.21 years
Expected annualized volatility	-	36.25%
Dividend	-	Nil
Forfeiture rate	-	0%